SSGA Funds

SUPPLEMENT DATED DECEMBER 31, 2014

TO

PROSPECTUS

DATED DECEMBER 18, 2014

SSGA MONEY MARKET FUND CLASS N: SSMXX	SSGA U.S. TREASURY MONEY MARKET FUND CLASS N: SVTXX

SSGA U.S. GOVERNMENT MONEY MARKET FUND CLASS N: SSGXX	SSGA PRIME MONEY MARKET FUND CLASS N: SVPXX

The following information supplements the Prospectus referenced above:

The following supplements disclosure on the front cover of the Prospectus.

None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors, SSGA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of your investment at $1.00 per share. Investors should have no expectation of capital support to the Funds from State Street Entities.

The following replaces “Money Market Risk” on page 19 of the Prospectus under the title “Additional Information About Risks.”

•	Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds. None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors, SSGA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of your investment at $1.00 per share. Investors should have no expectation of capital support to the Funds from State Street Entities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSGACOMBSUPP1

SSGA Funds

Supplement Dated December 31, 2014

to

Prospectus Dated December 18, 2014

SSGA MONEY MARKET FUND

CLASS N: SSMXX

The following information supplements the Prospectus referenced above:

The following supplements disclosure on the front cover of the Prospectus.

None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors, SSGA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of your investment at $1.00 per share. Investors should have no expectation of capital support to the Fund from State Street Entities.

The following replaces “Money Market Risk” on page 5 of the Prospectus under the title “Additional Information About Risks.”

•	Money Market Risk. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in the Fund. None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors, SSGA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of your investment at $1.00 per share. Investors should have no expectation of capital support to the Fund from State Street Entities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSGAMMFSUPP1